Organization and Business (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 25, 2013
Common stock, shares authorized	500,000,000	500,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Minimum [Member]
Common stock, shares authorized				100,000,000
Common stock, par value				$ 0.001
Maximum [Member]
Common stock, shares authorized				500,000,000
Common stock, par value				$ 0.001